Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY FOR PERFORMANCE

Our Compensation Committee approves and administers our executive compensation program to align executive compensation with stockholder interests by linking pay to performance. Our overall compensation program includes a mix of short-term and long-term components through our annual cash incentive plan and our equity incentive awards. As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our NEOs and certain aspects of our financial performance. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other NEOs are referred to as our “Non-PEO NEOs”.

As described in more detail in “Executive Compensation—Compensation Discussion & Analysis”, the Company’s annual incentive program does not utilize a quantifiable financial performance metric that is directly linked to compensation; therefore, no Company-Selected Measure is presented and no tabular list of financial performance measures is presented.

During our fiscal year ending December 31, 2024, we were a smaller reporting company pursuant to Rule 405 of the Securities Act. For the current fiscal year, we are filing as a Large Accelerated Filer and have included the required disclosures accordingly:

Fiscal Year	Summary Compensation Table Total for PEO(1),(2)	Compensation Actually Paid to PEO(1),(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1),(2)	Average Compensation Actually Paid to Non-PEO NEOs(1),(3)	Total Shareholder Return Value of an initial $100 Investment(4)	Peer Group Total Shareholder Return(5)	Net Income (thousands)(6)
2025	$1,291,500	$15,951,124	$855,900	$6,424,794	$356	$142	$(255,843)
2024	$13,207,682	$35,067,552	$5,079,510	$10,862,926	$213	$106	$(182,146)
2023	$8,671,208	$35,328,071	$4,597,874	$10,813,019	$132	$107	$(83,985)
(1)
NEOs included in these columns reflect the following individuals:

Fiscal Year	PEO	Non-PEO NEOs
2025	Michael Henderson, M.D.	Carl Dambkowski, M.D., Jane Pritchett Henderson
2024	Michael Henderson, M.D.	Carl Dambkowski, M.D., Jane Pritchett Henderson
2023	Michael Henderson, M.D.	Carl Dambkowski, M.D., Jane Pritchett Henderson
(2)
Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year. Please refer to “Executive Compensation – Summary Compensation Table” above.
(3)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from or added to the total compensation number shown in the Summary Compensation Table (SCT):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	2025
Summary Compensation Table Total	$1,291,500
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—
Plus/(Minus): Change in Fair Value From the end of the Prior Fiscal Year to the End of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	15,520,579
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(860,955)
Compensation Actually Paid	$15,951,124

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	2025
Summary Compensation Table Total	$855,900
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—
Plus/(Minus): Change in Fair Value From the end of the Prior Fiscal Year to the End of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	5,740,621
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(171,727)
Compensation Actually Paid	$6,424,794

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

(4)
Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on July 14, 2023, the date our common stock commenced trading on the Nasdaq Global Market, through the end of the applicable fiscal year, assuming reinvestment of dividends.
(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Nasdaq Biotechnology Index for the period beginning on July 14, 2023, the date our common stock commenced trading on the Nasdaq Global Market, assuming reinvestment of dividends.
(6)
The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year and calculated in accordance with GAAP.

Named Executive Officers, Footnote
(1)
NEOs included in these columns reflect the following individuals:

Fiscal Year	PEO	Non-PEO NEOs
2025	Michael Henderson, M.D.	Carl Dambkowski, M.D., Jane Pritchett Henderson
2024	Michael Henderson, M.D.	Carl Dambkowski, M.D., Jane Pritchett Henderson
2023	Michael Henderson, M.D.	Carl Dambkowski, M.D., Jane Pritchett Henderson

PEO Total Compensation Amount	$ 1,291,500	$ 13,207,682	$ 8,671,208
PEO Actually Paid Compensation Amount	$ 15,951,124	35,067,552	35,328,071
Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	2025
Summary Compensation Table Total	$1,291,500
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—
Plus/(Minus): Change in Fair Value From the end of the Prior Fiscal Year to the End of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	15,520,579
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(860,955)
Compensation Actually Paid	$15,951,124

Non-PEO NEO Average Total Compensation Amount	$ 855,900	5,079,510	4,597,874
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,424,794	10,862,926	10,813,019
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	2025
Summary Compensation Table Total	$855,900
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—
Plus/(Minus): Change in Fair Value From the end of the Prior Fiscal Year to the End of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	5,740,621
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(171,727)
Compensation Actually Paid	$6,424,794

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP vs. Cumulative TSR of Company

In accordance with Item 402(v) of Regulation S-K, the following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR:

Compensation Actually Paid vs. Net Income

Relationship between CAP vs. Net Income

In accordance with Item 402(v) of Regulation S-K, the following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:

Total Shareholder Return Amount	$ 356	213	132
Peer Group Total Shareholder Return Amount	142	106	107
Net Income (Loss)	$ (255,843,000)	$ (182,146,000)	$ (83,985,000)
PEO Name	Michael Henderson, M.D.	Michael Henderson, M.D.	Michael Henderson, M.D.
Additional 402(v) Disclosure	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year. Please refer to “Executive Compensation – Summary Compensation Table” aboveCompensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest.Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on July 14, 2023, the date our common stock commenced trading on the Nasdaq Global Market, through the end of the applicable fiscal year, assuming reinvestment of dividends
(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Nasdaq Biotechnology Index for the period beginning on July 14, 2023, the date our common stock commenced trading on the Nasdaq Global Market, assuming reinvestment of dividends.
(6)
The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year and calculated in accordance with GAAP.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,520,579
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(860,955)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,740,621
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (171,727)